SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2024 segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of Reportable Segments	2
Biological assets for production [Domain]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Age of biological assets in formation accounted for at the formation cost	2 years